INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAX
INCOME TAX
Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities in the balance sheet and the amounts used for income tax purposes.
The sources of deferred income tax balances are as follows:

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Property, plant and equipment, differences in basis	$(209)	$(187)
Benefit of tax loss carryforwards	7	12
Other temporary differences in basis	12	9
Net deferred income tax liabilities	$(190)	$(166)

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Deferred income tax assets	$2	$6
Deferred income tax liabilities	(192)	(172)
Net deferred income tax liabilities	$(190)	$(166)
As at December 31, 2019, the Company had the following tax losses available for carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States – State tax loss	US$307	2039
Canada – capital loss	C$189	Indefinite
Canada – non-capital loss	C$15	2037
Belgium – trading loss	€30	Indefinite

The loss carryforwards may be utilized before expiry to eliminate cash taxes otherwise payable. Certain benefits relating to the above losses have been included in deferred income tax assets in the consolidated financial statements. At each balance sheet date, the Company reviews its deferred income tax assets and recognizes amounts that, in the judgement of management, are probable to be utilized. During the year, the Company derecognized $5 million in net deferred tax assets (2018 – $4 million recognized net deferred tax assets) relating to tax losses and temporary differences. The Company also recognized $1 million net deferred tax liabilities (2018 – $nil) related to items which were recorded in OCI. Of the total tax losses noted, the Company has not recognized €23 million (2018 – €19 million) loss carryforwards in Belgium and C $159 million (2018 – C $126 million) capital loss carryforwards in Canada.
In addition, the Company has not recognized the following tax attributes as at December 31, 2019:

(US $ millions)
United States – State tax loss (2021–2039)	$252
United States – State tax credits (2020–2026)	59
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2019 is $872 million (December 31, 2018 – $843 million).
Income tax recovery (expense) recognized in the statement of earnings comprises the following:

(US $ millions)	2019	2018
Current income tax recovery (expense)	$47	$(81)
Deferred income tax expense	(20)	(19)
Income tax recovery (expense)	$27	$(100)
The income tax recovery (expense) is calculated as follows:

(US $ millions)	2019	2018
(Loss) earnings before income tax	$(69)	$471
Income tax recovery (expense) at combined Canadian federal and provincial statutory rate of 26% (2018 – 26%)	18	(122)
Effect of:
Rate differences on foreign activities	10	14
(Derecognition) recognition of the benefit of tax losses and other deferred tax assets	(5)	4
Remeasurement of deferred tax liabilities, net	4	3
Other	—	1
Income tax recovery (expense)	$27	$(100)
Income tax recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2019	2018
Foreign currency translation gain (loss) on foreign operations	$13	$(21)
Tax	1	—
Net of tax	$14	$(21)